ADVANCE TO SUPPLIERS	12 Months Ended
Dec. 31, 2020
ADVANCE TO SUPPLIERS
ADVANCE TO SUPPLIERS

10.ADVANCE TO SUPPLIERS

	December 31,	December 31,
	2020	2019
Forestry development program	1,015,115	1,087,149
Advance to suppliers	43,162	170,481
	1,058,277	1,257,630

Current	43,162	170,481
Non-current	1,015,115	1,087,149

The forestry development program consists of an incentive partnership for regional forest production, where independent producers plant eucalyptus in their own land to supply the agricultural product wood to Company. Suzano provides eucalyptus seedlings, input subsidies and cash advances, and the latter are not subject to valuation at present value since they will be settled, preferably, in forests. In addition, the Company supports producers through technical advice on forest management but does not have joint control over decisions effectively implemented. At the end of the production cycles, the Company has contractually guaranteed the right to make an offer to purchase the forest and/or wood for market value, however, this right does not prevent producers from negotiating the forest and / or wood with other market participants, provided that the incentive amounts are fully paid.